Taxation - Schedule of Movement of Valuation Allowance (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Movement of Valuation Allowance [Abstract]
Balance at beginning of the year
Provision	168,672
Foreign exchange effect	2,879
Balance at end of the year	$ 171,551